Debt (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jan. 26, 2011
Summarized debt
Senior Notes			$ 400,000,000
Short-term borrowings		3,169,000
Less:
Short-term borrowings		3,169,000
Successor [Member]
Summarized debt
Senior Secured Term Loan Facility	294,000,000	297,000,000
Senior Notes	400,000,000	400,000,000
Short-term borrowings		3,169,000
Capital lease obligations	300,000	1,100,000
Economic development loan	500,000
Unamortized original issue discount	(900,000)	(1,500,000)
Total	693,900,000	700,000,000
Less:
Short-term borrowings		3,169,000
Current maturities	3,200,000	3,400,000
Long-term debt	$ 690,700,000	$ 693,500,000